Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investment
Investments held by consolidated investment fund	$ 57,585	¥ 395,929
Long-term investment
Available-for-sale investments in debt securities	20,362	139,994	¥ 432,977
Investments held by consolidated investment fund	15,917	109,439	49,029
Other long-term investments measured at fair value	$ 54,485	374,612
Recurring Basis
Short-term investment
Available-for-sale investments in debt securities		42,148	95,345
Investments held by consolidated investment fund		395,929
Long-term investment
Available-for-sale investments in debt securities		139,994	432,977
Investments held by consolidated investment fund		109,439	49,029
Other long-term investments measured at fair value		374,612
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term investment
Available-for-sale investments in debt securities			294,080
Other long-term investments measured at fair value		157,855
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments in debt securities		42,148	95,345
Investments held by consolidated investment fund		395,929
Long-term investment
Available-for-sale investments in debt securities		139,994	138,897
Investments held by consolidated investment fund		109,439	¥ 49,029
Other long-term investments measured at fair value		¥ 216,757